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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Belvedere Capital Partners LLC
Address:  One Maritime Plaza
          Suite 825
          San Francisco, CA 94111

Note: The shares over which Belvedere Capital Partners LLC has investment discretion are held of record by California Community Financial Institutions Fund Limited Partnership, a California limited partnership.

13F File Number: 28-11120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     J. Thomas Byrom
Title:    Sole Manager
Phone:    925-984-5811

Signature, Place, and Date of Signing:

/S/ J. THOMAS BYROM             San Francisco, CA              October 27, 2005
-------------------             -----------------              ----------------
    [Signature]                  [City, State]                      [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                    Persons who respond to the collection of information
SEC 1685 (10-03)    contained in this form are not required to respond unless
                    the form displays a currently valid OMB control number.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $198,399
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       1   J. Thomas Byrom   28-11121

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                           FORM 13F INFORMATION TABLE

   COLUMN 1         COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7            COLUMN 8
--------------   --------------   ---------   --------   -----------------------   ----------   --------   -------------------------
                                                                                                                VOTING AUTHORITY
                                                VALUE     SHRS OR    SH/    PUT/   INVESTMENT    OTHER     -------------------------
NAME OF ISSUER   TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT    PRN    CALL   DISCRETION   MANAGERS      SOLE     SHARED   NONE
--------------   --------------   ---------   --------   ---------   ---    ----   ----------   --------   ---------   ------  -----
Placer Sierra    Common Stock     726079106   198,399    7,222,379    SH              Sole        N/A      7,222,379
Bancshares

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[Repeat as necessary]

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